Financial Instruments With Off-Balance Sheet Risk - Summary of Outstanding Contract Amounts of Off Balance Sheet Credit Risk Related Financial Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Loans And Leases Receivable Unfunded Commitments Under Line Of Credit [Line Items]
Unfunded commitments under lines of credit	$ 189,109	$ 145,067
Home equity loans [Member]
Schedule Of Loans And Leases Receivable Unfunded Commitments Under Line Of Credit [Line Items]
Unfunded commitments under lines of credit	36,193	17,774
Commercial real estate, construction, and land development [Member]
Schedule Of Loans And Leases Receivable Unfunded Commitments Under Line Of Credit [Line Items]
Unfunded commitments under lines of credit	29,012	20,609
Commercial and industrial [Member]
Schedule Of Loans And Leases Receivable Unfunded Commitments Under Line Of Credit [Line Items]
Unfunded commitments under lines of credit	115,107	100,440
Other [Member]
Schedule Of Loans And Leases Receivable Unfunded Commitments Under Line Of Credit [Line Items]
Unfunded commitments under lines of credit	$ 8,797	6,244
Unfunded Loan Commitment [Member]
Schedule Of Loans And Leases Receivable Unfunded Commitments Under Line Of Credit [Line Items]
Unfunded commitments under lines of credit		145,067	$ 47,214
Unfunded Loan Commitment [Member] | Home equity loans [Member]
Schedule Of Loans And Leases Receivable Unfunded Commitments Under Line Of Credit [Line Items]
Unfunded commitments under lines of credit		17,774	6,815
Unfunded Loan Commitment [Member] | Commercial real estate, construction, and land development [Member]
Schedule Of Loans And Leases Receivable Unfunded Commitments Under Line Of Credit [Line Items]
Unfunded commitments under lines of credit		20,609	3,801
Unfunded Loan Commitment [Member] | Commercial and industrial [Member]
Schedule Of Loans And Leases Receivable Unfunded Commitments Under Line Of Credit [Line Items]
Unfunded commitments under lines of credit		100,440	35,517
Unfunded Loan Commitment [Member] | Other [Member]
Schedule Of Loans And Leases Receivable Unfunded Commitments Under Line Of Credit [Line Items]
Unfunded commitments under lines of credit		$ 6,244	$ 1,081